Filed pursuant to Rule 497(j)

Registration Nos. 333-210186 and 811-23147

Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

January 3, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund VIII
(Registration Nos. 333-210186 and 811-23147)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund VIII (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that Post-Effective Amendment No. 327 to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates EquityCompass Risk Manager ETF, First Trust Active Factor Large Cap ETF, First Trust Active Factor Mid Cap ETF, First Trust Active Factor Small Cap ETF, First Trust Income Opportunity ETF, First Trust Flexible Municipal High Income ETF, First Trust Expanded Technology ETF, First Trust Innovation Leaders ETF, First Trust Low Duration Strategic Focus ETF, First Trust Multi-Manager Large Growth ETF, First Trust Multi-Manager Small Cap Opportunities ETF, First Trust SkyBridge Crypto Industry and Digital Economy ETF, First Trust TCW Emerging Markets Debt ETF, First Trust TCW Opportunistic Fixed Income ETF, First Trust TCW Unconstrained Plus Bond ETF and First Trust TCW Securitized Plus ETF, each a series of the Registrant. Post-Effective Amendment No. 367 was filed electronically with the Securities and Exchange Commission on December 29, 2022.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures